iShares
®
Core 40/60 Moderate Allocation ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  24 .5%
iShares Core S&P 500 ETF .................. 538,747 $ 389,013,045
iShares Core S&P Mid-Cap ETF ............... 301,483 21,938,918
iShares Core S&P Small-Cap ETF ............. 77,248 10,590,701
421,542,664
a
Domestic Fixed Income  —  50 .6%
iShares Core Universal USD Bond ETF
(b)
......... 18,844,870 870,821,443
a
International Equity  —  15 .9%
iShares Core MSCI Emerging Markets ETF ....... 970,463 76,171,641
iShares Core MSCI International Developed Markets
ETF ................................ 2,227,800 196,803,852
272,975,493
a
International Fixed Income  —  8 .9%
iShares Core International Aggregate Bond ETF .... 3,083,936 153,919,246
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,593,847,793 ) ............................... 1,719,258,846
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(a) (c) (d)
...................... 41,597,557 $ 41,610,037
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(a) (c)
............................ 1,583,354 1,583,354
a
Total Short-Term Securities — 2.5%
(Cost: $ 43,193,391 ) ................................. 43,193,391
Total Investments — 102.4%
(Cost: $ 1,637,041,184 ) ............................... 1,762,452,237
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (41,156,937)
Net Assets — 100.0% ................................. $ 1,721,295,300
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,021,056  $ 31,589,563
(a)
$ —  $ (582) $ —  $ 41,610,037  41,597,557  $ 43,298
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,386,490  196,864
(a)
—  —  —  1,583,354  1,583,354  64,834  —
iShares Core
International
Aggregate Bond
ETF ......... 130,490,344  42,471,404  (15,421,252) (73,570) (3,547,680) 153,919,246  3,083,936  5,466,015  —
iShares Core MSCI
Emerging Markets
ETF ......... 69,231,752  11,804,209  (25,394,305) 3,766,325  16,763,660  76,171,641  970,463  1,242,727  —
iShares Core MSCI
International
Developed Markets
ETF ......... 169,076,943  29,407,477  (32,390,041) 5,954,573  24,754,900  196,803,852  2,227,800  3,461,111  —
iShares Core S&P
500 ETF ...... 387,107,418  62,265,560  (112,675,445) 21,393,374  30,922,138  389,013,045  538,747  3,638,966  —
iShares Core S&P
Mid-Cap ETF ... 21,335,151  3,434,186  (6,011,891) 691,021  2,490,451  21,938,918  301,483  229,998  —
iShares Core S&P
Small-Cap ETF . 9,806,649  1,616,576  (3,105,101) 315,174  1,957,403  10,590,701  77,248  103,564  —
iShares Core
Universal USD
Bond ETF ..... 740,395,908  216,519,701  (88,574,050) 254,051  2,225,833  870,821,443  18,844,870  25,712,028  —
$ —  $ 32,300,366  $ 75,566,705
$ 1,762,452,237
$ 39,962,541  $ —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core 40/60 Moderate Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,719,258,846 $ — $ — $ 1,719,258,846
Short-Term Securities
Money Market Funds ...................................... 43,193,391 — — 43,193,391
$ 1,762,452,237 $ — $ — $ 1,762,452,237